Financial Instruments - Disclosure Details of Prepayment to Employees (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure Details of Prepayment to Employees [Line Items]
Advances to projects in progress	[1]	R$ 26,743	R$ 14,314
Financial instruments at amortized cost		4,864	3,654
Trade receivables [member]
Disclosure Details of Prepayment to Employees [Line Items]
Employees Loans		17,093	15,100
Receivable from employees		28,207	29,242
Advances to projects in progress		26,743	14,314
Financial instruments at amortized cost		R$ 72,043	R$ 58,656

[1]	Refers to costs incurred by projects related to funds administered by Vinci Compass, that are initially paid by the Group and subsequently reimbursed. The growth is mainly related to new financial products launched by the Group in the 2nd semester of 2025, which increased the costs incurred by Vinci Compass with the initial costs of the Funds.